CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
REVENUES
Total Revenues	$ 2,790,617	$ 3,249,344	$ 2,002,217
OPERATING EXPENSES
Selling and marketing	2,516,368	1,519,783	773,650
Selling and marketing - related parties	1,129	38,426	23,922
General and administrative - professional fees	1,011,053	94,363	123,512
General and administrative - compensation and related benefits	948,900	743,062	651,490
General and administrative - related parties	20,391	14,215	19,180
General and administrative - other	546,580	279,353	307,793
Total Operating Expenses	5,044,421	2,689,202	1,899,547
(LOSS) INCOME FROM OPERATIONS	(2,253,804)	560,142	102,670
OTHER INCOME (EXPENSE)
Interest income	315,070	88,948	275,168
Interest income - related party	0	102,074	0
Interest expense	(725)	0	(18,218)
Interest expense - related parties	0	0	(613)
Other income	19,411	8,991	54,988
Total Other Income, net	333,756	200,013	311,325
(LOSS) INCOME BEFORE INCOME TAXES	(1,920,048)	760,155	413,995
INCOME TAXES	24,529	126,055	238,208
NET (LOSS) INCOME	(1,944,577)	634,100	175,787
LESS: NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(28)	(3)	0
NET (LOSS) INCOME ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	(1,944,549)	634,103	175,787
COMPREHENSIVE (LOSS) INCOME:
NET (LOSS) INCOME	(1,944,577)	634,100	175,787
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	214,123	420,719	(70,429)
COMPREHENSIVE (LOSS) INCOME	(1,730,454)	1,054,819	105,358
LESS: COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(6)	21	(4)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	$ (1,730,448)	$ 1,054,798	$ 105,362
NET (LOSS) INCOME PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
NET (LOSS) INCOME PER ORDINARY SHARE - Basic	$ (0.23)	$ 0.13	$ 0.04
NET (LOSS) INCOME PER ORDINARY SHARE - Diluted	$ (0.23)	$ 0.13	$ 0.04
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING:
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING - Basic	8,610,615	5,000,000	5,000,000
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING - Diluted	8,610,615	5,000,000	5,000,000
Commissions
REVENUES
Total Revenues	$ 2,675,611	$ 2,954,798	$ 2,002,217
Risk management services
REVENUES
Total Revenues	$ 115,006	$ 294,546	$ 0